Financial instruments (Schedule of fair value measurement) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 541.8	$ 249.8	$ 225.7
Short-term investments	40.0	0.0
Wheaton refund liability	7.3	6.7
Gold prepayment liability	0.0	55.9	$ 71.2
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	541.8	249.8
Short-term investments	40.0	0.0
Collateral deposits	0.6	1.4
Restricted cash	0.4	2.0
Trade and other receivables	185.5	176.2
Non-hedge derivative assets	14.3	1.4
Investments	12.1	6.5
Total financial assets	794.7	437.2
Trade and other payables	255.2	219.3
Deferred Rosemont acquisition consideration	0.0	9.7
Agreements with communities	70.4	53.5
Wheaton refund liability	9.9	10.3
Senior unsecured notes	1,111.6	1,176.3
Senior secured revolving credit facilities	(3.6)	96.9
Gold prepayment liability	0.0	55.9
Non-hedge derivative liabilities	0.3	11.8
Total financial liabilities	1,443.8	1,633.7
Carrying value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	541.8	249.8
Short-term investments	40.0	0.0
Collateral deposits	0.6	1.4
Restricted cash	0.4	2.0
Trade and other receivables	185.5	176.2
Non-hedge derivative assets	14.3	1.3
Investments	12.1	6.5
Total financial assets	794.7	437.2
Trade and other payables	255.2	219.3
Deferred Rosemont acquisition consideration	0.0	9.7
Agreements with communities	68.4	54.9
Wheaton refund liability	7.3	6.7
Senior unsecured notes	1,111.1	1,190.6
Senior secured revolving credit facilities	(3.6)	96.9
Gold prepayment liability	0.0	55.9
Non-hedge derivative liabilities	0.3	11.8
Total financial liabilities	$ 1,438.7	$ 1,645.8